Accrued Expenses and Other Current Liabilities (Details) - Schedule of accrued expenses and other current liabilities - USD ($)	Sep. 30, 2022	Sep. 30, 2021
Schedule of accrued expenses and other current liabilities [Abstract]
Deferred government subsidies	$ 999,685	$ 1,185,945
Current portion of long-term payable	165,144	876,580
Notes payable	150,973
Taxes payable	250,718
Other payables and accruals	383,602	569,845
Total	$ 1,950,122	$ 2,632,370